Consolidated statements of profit or loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Sales of goods	$ 863,470,000	$ 637,619,000	$ 821,930,000
Sales of services	21,052,000	20,285,000	23,661,000
Royalty income	15,928,000	18,638,000	22,297,000
Total sales	900,450,000	676,542,000	867,888,000
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(529,731,000)	(393,888,000)	(512,874,000)
Unabsorbed cost due to production stoppage	(25,509,000)	(27,758,000)	0
Cost of sales of services, excluding depreciation and amortization	(1,269,000)	(1,554,000)	(3,378,000)
Depreciation and amortization	(187,211,000)	(189,620,000)	(226,335,000)
Exploration in operating units	(56,412,000)	(28,044,000)	(44,163,000)
Mining royalties	(12,974,000)	(11,749,000)	(12,832,000)
Total operating costs	(813,106,000)	(652,613,000)	(799,582,000)
Gross profit	87,344,000	23,929,000	68,306,000
Operating expenses, net
Administrative expenses	(67,585,000)	(67,185,000)	(76,297,000)
Selling expenses	(20,827,000)	(18,533,000)	(24,313,000)
Exploration in non-operating areas	(11,270,000)	(8,475,000)	(11,879,000)
Write-off of stripping activity asset	(6,763,000)	(11,633,000)	0
Reversal (provision) of contingencies and others	(2,687,000)	(4,150,000)	2,968,000
Impairment recovery (loss) of long-lived assets	(14,910,000)	2,083,000	(2,083,000)
Other, net	(29,260,000)	2,690,000	(11,090,000)
Total operating expenses, net	(153,302,000)	(105,203,000)	(122,694,000)
Operating loss	(65,958,000)	(81,274,000)	(54,388,000)
Other income (expense), net
Share in the results of associates and joint venture	240,450,000	62,702,000	89,290,000
Finance income	5,952,000	2,411,000	6,050,000
Finance costs	(60,629,000)	(37,822,000)	(42,173,000)
Net loss from currency exchange difference	(18,686,000)	(4,116,000)	(734,000)
Profit (loss) before income tax	101,129,000	(58,099,000)	(1,955,000)
Income tax
Current income tax	(20,375,000)	(9,924,000)	(11,911,000)
Deferred income tax	44,046,000	(15,506,000)	37,501,000
Total income tax	23,671,000	(25,430,000)	25,590,000
Profit (loss) from continuing operations	124,800,000	(83,529,000)	23,635,000
Discontinued operations
Loss for the year (numerator)	(387,604,000)	(66,810,000)	(52,094,000)
Profit (Loss) for the year	(262,804,000)	(150,339,000)	(28,459,000)
Attributable to:
Equity holders of the parent	(264,075,000)	(135,718,000)	(12,208,000)
Non-controlling interest	1,271,000	(14,621,000)	(16,251,000)
Profit (Loss) for the year	$ (262,804,000)	$ (150,339,000)	$ (28,459,000)
Basic loss per share attributable to equity holders of the parent, stated in U.S. dollars	$ (1.04)	$ (0.53)	$ (0.05)
Diluted loss per share attributable to equity holders of the parent, stated in U.S. dollars	(1.04)	(0.53)	(0.05)
Profit (loss) from continuing operations, basic per share attributable to equity holders of the parent, expressed in US dollars	0.49	(0.27)	0.16
Profit (loss) per diluted share	0.49	(0.27)	0.16
Loss per basic share	(1.53)	(0.26)	(0.21)
Loss from the discontinued operations, per diluted share, express in U.S. dollars	$ (1.53)	$ (0.26)	$ (0.21)
Minera Yanacocha SRL and subsidiary [Member]
Continuing operations
Sales of goods	$ 471,069,000	$ 592,394,000	$ 734,526,000
Other operating revenue	58,748,000	27,768,000	4,776,000
Total sales	529,817,000	620,162,000	739,302,000
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(1,252,710,000)	(666,456,000)	(692,721,000)
Other operating costs	(266,000)	(1,247,000)	(1,160,000)
Total operating costs	(1,252,976,000)	(667,703,000)	(693,881,000)
Gross profit	(723,159,000)	(47,541,000)	45,421,000
Operating expenses, net
Administrative expenses	(904,000)	(1,227,000)	(1,744,000)
Selling expenses	(2,365,000)	(1,922,000)	(1,722,000)
Reversal (provision) of contingencies and others	97,592,000	0	0
Loss on assets held for sale	(152,224,000)	0	0
Other, net	(36,291,000)	(34,322,000)	(35,987,000)
Total operating expenses, net	(94,192,000)	(37,471,000)	(39,453,000)
Operating loss	(817,351,000)	(85,012,000)	5,968,000
Other income (expense), net
Finance income	979,000	8,100,000	18,430,000
Finance costs	(92,970,000)	(36,699,000)	(57,629,000)
Net loss from currency exchange difference	(7,311,000)	1,180,000	2,902,000
Profit (loss) before income tax	(916,653,000)	(112,431,000)	(30,329,000)
Income tax
Current income tax	(50,008,000)	(53,018,000)	(64,928,000)
Deferred income tax	(1,021,000)	1,071,000
Total income tax	(51,029,000)	(53,018,000)	(64,928,000)
Discontinued operations
Profit (Loss) for the year	(967,682,000)	(165,449,000)	(95,257,000)
Attributable to:
Profit (Loss) for the year	(967,682,000)	(165,449,000)	(95,257,000)
Sociedad Minera Cerro Verde S.A.A
Continuing operations
Sales of goods	4,199,448,000	2,538,593,000	2,896,894,000
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(2,155,088,000)	(1,809,255,000)	(1,961,577,000)
Gross profit	2,044,360,000	729,338,000	935,317,000
Operating expenses, net
Selling expenses	(109,886,000)	(97,680,000)	(109,483,000)
Other operating expenses	(8,510,000)	(38,484,000)	(38,116,000)
Other operating income	400,000	6,157,000	680,000
Total operating expenses, net	(117,996,000)	(130,007,000)	(146,919,000)
Operating loss	1,926,364,000	599,331,000	788,398,000
Other income (expense), net
Finance income	2,820,000	2,350,000	10,356,000
Finance costs	(31,500,000)	(142,675,000)	(115,877,000)
Net loss from currency exchange difference	29,493,000	52,464,000	5,574,000
Profit (loss) before income tax	1,927,177,000	511,470,000	688,451,000
Income tax
Total income tax	735,703,000	236,926,000	298,074,000
Discontinued operations
Profit (Loss) for the year	1,191,474,000	274,544,000	390,377,000
Attributable to:
Profit (Loss) for the year	$ 1,191,474,000	$ 274,544,000	$ 390,377,000
Basic loss per share attributable to equity holders of the parent, stated in U.S. dollars	$ 3.404	$ 0.784	$ 1.115
Diluted loss per share attributable to equity holders of the parent, stated in U.S. dollars	$ 3.404	$ 0.784	$ 1.115